Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 2,110,762.4	$ 28,859.2	₨ 1,731,590.0
Balances in interest-bearing deposits	11,226,467.8	153,492.9	9,730,481.3
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	31,834.6		35,128.7
Balances in interest-bearing deposits	3,772.1		1,662.0
Accrued expenses and other liabilities	1,110.5		1,002.8
Total	36,717.2		37,793.5
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	9,732.0		8,258.8
Balances in interest-bearing deposits	1,830.5		5,954.8
Accrued expenses and other liabilities	0.0		0.0
Total	11,562.5		14,213.6
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	41,566.6	568.3	43,387.5
Balances in interest-bearing deposits	5,602.6	76.6	7,616.8
Accrued expenses and other liabilities	1,110.5	15.2	1,002.8
Total	₨ 48,279.7	$ 660.1	₨ 52,007.1